Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	£ 3,228	£ 3,481
Probability-weighted | Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in ECL	366	445
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	2,466	2,467
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	2,862	3,036
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	3,672	3,988
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	5,275	6,338
1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	148	203
1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(137)	(171)
10pp increase in HPI £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(172)	(207)
10pp decrease in HPI £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	261	312
Retail – UK mortgages | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	731	852
Retail – UK mortgages | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	341	345
Retail – UK mortgages | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	510	567
Retail – UK mortgages | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	937	1,064
Retail – UK mortgages | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,943	2,596
Retail – UK mortgages | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	11	13
Retail – UK mortgages | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(11)	(12)
Credit cards | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	603	674
Credit cards | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	498	518
Credit cards | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	579	641
Credit cards | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	674	773
Credit cards | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	777	945
Credit cards | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	54	54
Credit cards | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(53)	(53)
Other Retail | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	991	950
Other Retail | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	922	843
Other Retail | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	969	923
Other Retail | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,036	1,010
Other Retail | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,126	1,172
Other Retail | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	25	23
Other Retail | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(25)	(24)
Commercial Banking | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	888	989
Commercial Banking | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	690	745
Commercial Banking | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	789	889
Commercial Banking | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,010	1,125
Commercial Banking | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	1,414	1,608
Commercial Banking | 1pp increase in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	58	113
Commercial Banking | 1pp decrease in unemployment £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	(48)	(82)
Other | Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	15	16
Other | Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	15	16
Other | Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	15	16
Other | Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	15	16
Other | Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL allowance	£ 15	£ 17